FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

As of December 31, 2020 and 2021, with the exception of its listed equity securities which was measured based on unadjusted quoted prices for identical assets in active market (Level 1 inputs), the Company’s financial assets and liabilities were measured at fair value on a recurring basis in periods subsequent to their initial recognition all using the significant other observable inputs (Level 2 inputs).

Foreign exchange option and forward contracts

The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

The Company’s foreign currency derivative instruments relate to foreign exchange options or forward contracts involving major currencies such as Renminbi, Brazilian reals, Euros, Canadian dollars and South African rand. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

Interest rate swap and commodity hedge

In July 2020, the Company completed the sale of its class B membership interests in the Roserock project to an unrelated third party, and consequently the Company’s interest rate swap contracts with total notional amounts of approximately $399,000 were paid off following the loan repayment.

In 2021, the Company entered into commodity hedge to manage part of its risks of rising raw material costs.

The estimated fair value of interest rate swaps and commodity hedge was measured based on observable market data, which were considered Level 2 inputs.

9. FAIR VALUE MEASUREMENT (Continued)

The fair value of derivative instruments on the consolidated balance sheets as of December 31, 2020 and 2021 and the effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2020		At December 31, 2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	22,178	Derivative assets — current	7,124
Foreign exchange option contracts	Derivative assets — current	1,173	Derivative assets — current	162
Interest rate swap	Other non-current assets	—	Other non-current assets	76
	Total	23,351	Total	7,362

	Fair Value of Derivative Liabilities
	At December 31, 2020		At December 31, 2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	10,753	Derivative liabilities — current	2,622
Foreign exchange option contracts	Derivative liabilities — current	2	Derivative liabilities — current	—
	Total	10,755	Total	2,622

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2019	2020	2021
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	(20,249)	49,807	22,582
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	(1,022)	1,376	220
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	—	—	983
Interest rate swap	Gain (loss) on change in fair value of derivatives, net	(947)	(1,182)	—
	Total	(22,218)	50,001	23,785

Listed equity securities

In December 2020, the Company received shares of a company that is listed on Shenzhen stock exchange for the disposal of its ownership of Suzhou iSilver Materials Co., Ltd, valued at RMB91,370 (approximately $14,003) on the transaction date as part of the consideration. These shares were carried at fair value of $15,056 and $20,195 as of December 31, 2020 and 2021, respectively, included as a component of Prepaid expenses and other current assets. Unrealized gains on these shares of $1,048 and $4,744 was recorded as investment income in the consolidated statements of operations for the years ended December 31, 2020 and 2021, respectively.

Other fair value measurements

The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required. The Company assesses ROU assets for impairment quarterly. If the carrying value of ROU asset is determined to not be recoverable and is in excess of the estimated fair value, the Company recognizes an impairment charge in asset impairments on its consolidated statements of operations.

The Company recorded impairment charges for certain manufacturing asset group of $21,866, $11,854 and $6,084 for the years ended December 31, 2019, 2020 and 2021, respectively. The fair value of these assets was measured based on prices offered by unrelated third-party willing buyers and classified as Level 3 fair value measurements as the offering prices are not observable. The impairment was recorded in general and administrative expenses of CSI Solar segment on its consolidated statements of operations.

9. FAIR VALUE MEASUREMENT (Continued)

Other fair value measurements (Continued)

The Company recorded impairment loss on project assets of $20,194, $369 and $17,152 for the years ended December 31, 2019, 2020 and 2021, respectively. The fair value of project assets was measured based on prices offered by unrelated third-party willing buyers and classified as Level 3 fair value measurements as the offering prices are not observable. The impairment was recorded as cost of revenues on its consolidated statements of operations.

The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under the U.S. GAAP.

The carrying values of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amounts due from related parties, other receivables, accounts payables, short-term notes payable, amounts due to related parties, other payables and short-term borrowings approximate their fair values due to the shorter -term maturity of these instruments. Long-term borrowings were $446,090 and $523,634 as of December 31, 2020 and 2021, respectively, which approximate their fair values since most of the borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as Level 2 as the key inputs can be corroborated with market data.

The carrying value of the Company’s outstanding convertible notes was $223,214 and $224,675 as of December 31, 2020 and 2021, respectively, which approximates the fair value.